SCHEDULE II - Tax Valuation Allowance (Details) (Consolidated change in tax valuation allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated change in tax valuation allowance
Tax Valuation Allowance Rollforward
Balance at beginning of period	$ 246,425	$ 104,276	$ 202,943
U.S. net deferred tax assets	47,326	41,052	0
Valuation allowance	0	88,554	0
Foreign net deferred tax assets	16,956	14,937	1,031
Prior year U.S. NOL adjustments	0	387	773
Total additions	64,282	144,930	1,804
U.S. net deferred tax assets	0	0	5,368
Valuation allowance release	1,258	0	86,980
Foreign net deferred tax assets	0	0	0
Prior year foreign NOL adjustments	5,438	2,781	8,123
Prior year U.S. NOL adjustments	5,306	0	0
Total deductions	12,002	2,781	100,471
Balance at end of period	$ 298,705	$ 246,425	$ 104,276